UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):     [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Wallace R. Weitz
             ---------------------------------
Address:      Wallace R. Weitz & Co.
             ---------------------------------
              One Pacific Place, Suite 200
             ---------------------------------
              1125 South 103 Street
             ---------------------------------
              Omaha, Nebraska  68124-1071
             ---------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Wallace R. Weitz
             ---------------------------------
Title:         President
             ---------------------------------
Phone:         402-391-1980
             ---------------------------------

Signature, Place, and Date of Signing:

     /s/ Wallace R. Weitz              Omaha, Nebraska              11/09/12
    --------------------               ---------------              --------
    Signature                          City, State                  Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                                ----------

Form 13F Information Table Entry Total:         63
                                                ----------

Form 13F Information Table Value Total:         $2,152,841
                                                ----------
                                                (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             30-Sep-12
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE

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           COLUMN 1              COLUMN 2          COLUMN 3      COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7   COLUMN 8
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                                                                   VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING
       NAME OF ISSUER            TITLE OF CLASS     CUSIP        (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
AON PLC                         SHS CL A         G0408V102         112,268   2,147,032 SH           Sole         N/A       Shared
ACCENTURE PLC IRELAND           SHS CLASS A      G1151C101          15,778     225,300 SH           Sole         N/A        Sole
WILLIS GROUP HOLDINGS PUBLIC    SHS              G96666105           3,692     100,000 SH           Sole         N/A        Sole
ANHEUSER BUSCH INBEV SA/NV      SPONSORED ADR    03524A108          15,507     180,500 SH           Sole         N/A        Sole
APACHE CORP                     COM              037411105          43,814     506,700 SH           Sole         N/A       Shared
APPLE INC                       COM              037833100             267         400 SH           Sole         N/A        Sole
ASCENT CAP GROUP INC            COM SER A        043632108          13,503     250,000 SH           Sole         N/A        Sole
AVON PRODS INC                  COM              054303102             258      16,200 SH           Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL      CL A             084670108           9,156          69 SH           Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL      CL B NEW         084670702         113,478   1,286,601 SH           Sole         N/A       Shared
BROWN & BROWN INC               COM              115236101           5,996     230,000 SH           Sole         N/A        Sole
CNA FINL CORP                   COM              126117100           6,164     230,000 SH           Sole         N/A        Sole
CVS CAREMARK CORPORATION        COM              126650100          41,833     863,960 SH           Sole         N/A       Shared
COINSTAR INC                    COM              19259P300          20,054     445,836 SH           Sole         N/A       Shared
COMCAST CORP NEW                CL A SPL         20030N200          14,290     410,640 SH           Sole         N/A       Shared
COMPASS MINERALS INTL INC       COM              20451N101           6,340      85,000 SH           Sole         N/A        Sole
CUMULUS MEDIA INC               CL A             231082108           9,042   3,300,000 SH           Sole         N/A        Sole
DELL INC                        COM              24702R101          56,047   5,684,252 SH           Sole         N/A       Shared
DIAGEO P L C                    SPON ADR NEW     25243Q205          16,008     142,000 SH           Sole         N/A        Sole
DIRECTV                         COM              25490A309          31,969     609,400 SH           Sole         N/A       Shared
DISNEY WALT CO                  COM DISNEY       254687106          18,810     359,800 SH           Sole         N/A        Sole
EAGLE MATERIALS INC             COM              26969P108           3,331      72,000 SH           Sole         N/A       Shared
FLIR SYS INC                    COM              302445101          55,478   2,777,390 SH           Sole         N/A       Shared
FTI CONSULTING INC              COM              302941109           4,200     157,419 SH           Sole         N/A        Sole
GOOGLE INC                      CL A             38259P508          68,802      91,189 SH           Sole         N/A       Shared
GROUPON INC                     COM CL A         399473107           1,428     300,000 SH           Sole         N/A        Sole
HEWLETT PACKARD CO              COM              428236103          74,706   4,379,000 SH           Sole         N/A       Shared
ITT EDUCATIONAL SERVICES INC    COM              45068B109             224       6,960 SH           Sole         N/A        Sole
ICONIX BRAND GROUP INC          COM              451055107          61,491   3,371,200 SH           Sole         N/A       Shared
INTELLIGENT SYS CORP NEW        COM              45816D100           3,360   2,270,000 SH           Sole         N/A        Sole
INTERVAL LEISURE GROUP INC      COM              46113M108          47,348   2,501,240 SH           Sole         N/A       Shared
KIT DIGITAL INC                 COM NEW          482470200           2,625     874,988 SH           Sole         N/A        Sole
LABORATORY CORP AMER HLDGS      COM NEW          50540R409          53,156     574,850 SH           Sole         N/A       Shared
LIBERTY MEDIA CORPORATION       LIB CAP COM A    530322106          52,557     504,530 SH           Sole         N/A       Shared
LIBERTY GLOBAL INC              COM SER C        530555309          83,987   1,488,600 SH           Sole         N/A       Shared
LIBERTY INTERACTIVE CORP        INT COM SER A    53071M104          78,229   4,228,600 SH           Sole         N/A       Shared
LIBERTY INTERACTIVE CORP        RIGHT 99/99/9999 53071M112             763      56,388 SH           Sole         N/A       Shared
LIBERTY INTERACTIVE CORP        LBT VENT COM A   53071M880           8,397     169,160 SH           Sole         N/A       Shared
LIVE NATION ENTERTAINMENT IN    COM              538034109          49,124   5,705,426 SH           Sole         N/A       Shared
MARTIN MARIETTA MATLS INC       COM              573284106          67,854     818,800 SH           Sole         N/A       Shared
MICROSOFT CORP                  COM              594918104          59,903   2,011,529 SH           Sole         N/A       Shared
MOSAIC CO NEW                   COM              61945C103           7,201     125,000 SH           Sole         N/A        Sole
NATIONAL CINEMEDIA INC          COM              635309107          30,415   1,858,000 SH           Sole         N/A        Sole
NEWCASTLE INVT CORP             COM              65105M108           1,506     200,000 SH           Sole         N/A        Sole
OMNICARE INC                    COM              681904108          55,097   1,621,920 SH           Sole         N/A       Shared
OMNICOM GROUP INC               COM              681919106          30,678     595,000 SH           Sole         N/A        Sole
ORACLE CORP                     COM              68389X105             242       7,700 SH           Sole         N/A        Sole
PRAXAIR INC                     COM              74005P104          12,985     125,000 SH           Sole         N/A        Sole
PRESTIGE BRANDS HLDGS INC       COM              74112D101           3,392     200,000 SH           Sole         N/A        Sole
RANGE RES CORP                  COM              75281A109          43,669     625,000 SH           Sole         N/A        Sole
REDWOOD TR INC                  COM              758075402          95,451   6,601,009 SH           Sole         N/A       Shared
REPUBLIC SVCS INC               COM              760759100             825      30,000 SH           Sole         N/A        Sole
SANDRIDGE ENERGY INC            COM              80007P307          64,402   9,239,950 SH           Sole         N/A       Shared
SAPIENT CORP                    COM              803062108           4,578     429,500 SH           Sole         N/A        Sole
SOUTHWESTERN ENERGY CO          COM              845467109          49,580   1,425,529 SH           Sole         N/A       Shared
TARGET CORP                     COM              87612E106          55,499     874,414 SH           Sole         N/A       Shared
TEXAS INDS INC                  COM              882491103          16,497     405,830 SH           Sole         N/A       Shared
TEXAS INSTRS INC                COM              882508104          83,099   3,016,300 SH           Sole         N/A       Shared
US BANCORP DEL                  COM NEW          902973304             686      20,000 SH           Sole         N/A        Sole
UNITED PARCEL SERVICE INC       CL B             911312106          29,344     410,000 SH           Sole         N/A        Sole
VALEANT PHARMACEUTICALS INTL    COM              91911K102         115,513   2,089,980 SH           Sole         N/A       Shared
WELLS FARGO & CO NEW            COM              949746101          98,870   2,863,300 SH           Sole         N/A       Shared
XO GROUP INC                    COM              983772104          22,075   2,643,708 SH           Sole         N/A       Shared
                                                                    ---------------------
                                 63                                 2,152,841  84,840,099
                                                                    ---------------------